12. INTANGIBLE ASSETS (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Software [member]
Disclosure of detailed information about intangible assets [line items]
Average useful lives	9 years	9 years
Customer related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Average useful lives	13 years	13 years